Expense Example {- Franklin Mutual Global Discovery Fund} - Franklin Mutual Series Funds-31 - Franklin Mutual Global Discovery Fund	May 01, 2021 USD ($)
Class A
Expense Example:
1 year	$ 673
3 years	934
5 years	1,214
10 years	2,010
Class C
Expense Example:
1 year	306
3 years	637
5 years	1,093
10 years	2,358
Class R
Expense Example:
1 year	156
3 years	483
5 years	834
10 years	1,824
Class R6
Expense Example:
1 year	94
3 years	293
5 years	509
10 years	1,131
Class Z
Expense Example:
1 year	105
3 years	328
5 years	569
10 years	$ 1,259